Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		2.57%
Risk-free interest rate, minimum	1.58%		1.81%
Risk-free interest rate, maximum	2.49%		2.08%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	34.62%	34.47%	35.99%
Expected volatility range, maximum	35.14%	35.36%	38.41%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 9 months 29 days	4 years 10 months 20 days	4 years 11 months 26 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	6 years 10 days	6 years 3 months	6 years 3 days